Leases - Disclosure of Reconciliation of Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
New contracts	€ 6,725	€ 3,602
Cash outflow	(15,800)	(17,500)	€ (20,300)
Interest expense (included in finance costs)	588	626	1,030
Exchange differences	1,710	361
Lease liabilities - current
Disclosure of quantitative information about right-of-use assets [line items]
Liabilities arising from financing activities at beginning of period	21,857	31,700
New contracts	5,855	2,525
Modifications	870	1,058
Cash outflow	(11,746)	(14,001)
Interest expense (included in finance costs)	588	626
Exchange differences	(197)	(51)
Liabilities arising from financing activities at end of period	€ 17,227	€ 21,857	€ 31,700